INVESTMENT SECURITIES - Additional Information (Detail) $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended
	Apr. 29, 2020 AUD ($) $ / shares	Apr. 29, 2020 USD ($)	May 30, 2019 $ / shares	May 30, 2019 shares	Feb. 06, 2020	Jun. 06, 2019 AUD ($)	Jun. 06, 2019 USD ($)
Investments in Equity Securities [Line Items]
Investment in equity securities, shares acquired, price per share			$ 13
Proceeds from disposal of investment securities	$ 551,551	$ 359,060
Definitive Purchase Agreement [Member] | Crown Resorts Limited [Member]
Investments in Equity Securities [Line Items]
Investment in equity securities, number of shares acquired | shares				135,350,000
Investment in equity securities, percentage of ownership transferred on shares acquired			19.99%	19.99%
Investment securities non-current						$ 880,640	$ 618,455
Tranche One [Member]
Investments in Equity Securities [Line Items]
Investment in equity securities, percentage of ownership transferred on shares acquired						9.99%	9.99%
Investment in equity securities percentage of ownership disposed	9.99%	9.99%
Investment in equity securities shares sold price per share	$ 8.15
Tranche Two [Member] | Termination Of Obligation [Member]
Investments in Equity Securities [Line Items]
Investment in equity securities, percentage of ownership transferred on shares acquired					9.99%